Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventory, Net [Abstract]
Summary of Inventories

	December 31, 2019	December 31, 2018

Finished goods	$2,618	$3,288
Work in process	768	586
Raw materials	1,940	1,947
Inventories	$5,326	$5,821
Less: current	(3,563)	(4,158)

Long-term inventories	$1,763	$1,663